Accounts Receivable Bad Debt Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of year	$ 10,988	$ 4,346	$ 4,300
Provision for bad debts	12,487	9,496	2,661
Other additions	1,052	2,133	1,056
Write-offs and other deductions	(12,315)	(4,987)	(3,671)
Balance at end of year	$ 12,212	$ 10,988	$ 4,346